ENVIRONMENTAL (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Environmental Remediation Obligations [Abstract]
Reserves for future environmental expenditures - total	$ 138.9	$ 137.9	$ 138.9	$ 137.9	$ 138.1
Reserves for environmental expenditures - noncurrent	119.9	118.9	119.9	118.9	$ 119.1
Environmental Remediation Expense	$ 2.4	$ 5.1	$ 5.1	$ 5.8